UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22724

Exact name of registrant as specified in charter:	Prudential Global Short Duration High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2015

Date of reporting period:	4/30/2015

Item 1. Schedule of Investments

Prudential Global Short Duration High Yield Fund, Inc.

Schedule of Investments

as of April 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 135.6%
BANK LOANS(a) — 5.5%
Building Materials & Construction — 0.5%
Materis CHRYSO SA (France)	4.750%	08/13/21	EUR	3,000	$3,350,306

Capital Goods — 0.5%
Laureate Education, Inc.	5.000%	06/18/18		2,443	2,363,770
Neff Rental LLC	7.250%	06/09/21		1,054	1,037,993

					3,401,763

Chemicals — 0.1%
Axalta Coating Systems (US Holdings), Inc.	3.750%	02/01/20		946	948,145

Foods — 1.0%
Agrokor DD Spv2 (Croatia), PIK	9.500%	06/04/18	EUR	4,700	5,349,965
Jacobs Douwe Egberts (Netherlands)	4.250%	07/23/21	EUR	1,900	2,150,561

					7,500,526

Gaming — 0.9%
Gala Group Finance PLC (United Kingdom), RegS	5.510%	05/25/18	GBP	4,000	6,155,310

Metals — 1.2%
FMG Resources (August 2006) Pty. Ltd.	3.750%	06/30/19		4,482	4,044,010
Murray Energy Corp.	7.500%	04/16/20		5,000	4,946,875

					8,990,885

Non-Captive Finance — 0.5%
Scout24 AG (Germany)	4.040%	02/28/21	EUR	3,000	3,398,028

Technology — 0.4%
BMC Software Finance, Inc.	5.000%	09/10/20		2,750	2,700,000

Telecommunications — 0.4%
Communications Sales & Leasing, Inc.	5.000%	10/31/22		3,100	3,094,188

TOTAL BANK LOANS (cost $42,399,194)					39,539,151

CORPORATE BONDS — 89.2%
Aerospace & Defense — 0.7%
Ducommun, Inc., Gtd. Notes(b)	9.750%	07/15/18		4,475	4,743,500

Airlines — 2.1%
Continental Airlines, Inc., Pass-Through Trust, Series 2012-3, Class C, Pass-Through Certificates(b)	6.125%	04/29/18		14,280	15,136,800

Automotive — 0.3%
American Axle & Manufacturing, Inc., Gtd. Notes	5.125%	02/15/19		800	824,000
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19		1,222	1,391,553

					2,215,553

Building Materials & Construction — 5.0%
Beazer Homes USA, Inc., Gtd. Notes	5.750%	06/15/19		2,050	2,019,250
Beazer Homes USA, Inc., Sr. Sec’d. Notes(b)	6.625%	04/15/18		5,775	5,984,344
D.R. Horton, Inc., Gtd. Notes(b)	6.500%	04/15/16		2,525	2,632,313
HD Supply, Inc., Gtd. Notes	11.500%	07/15/20		1,500	1,755,000
KB Home, Gtd. Notes(b)	4.750%	05/15/19		1,250	1,240,625
Lennar Corp., Gtd. Notes(b)	4.500%	06/15/19		3,125	3,218,750
Standard Pacific Corp., Gtd. Notes(b)	8.375%	05/15/18		7,750	8,902,812
US Concrete, Inc., Sr. Sec’d. Notes(b)	8.500%	12/01/18		6,750	7,188,750
USG Corp., Sr. Unsec’d. Notes	9.750%	01/15/18		1,500	1,736,250
William Lyon Homes, Inc., Gtd. Notes	8.500%	11/15/20		1,000	1,085,000

					35,763,094

Cable & Satellite — 5.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	7.750%		04/15/18		2,065	2,317,963
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	8.625%		09/15/17		9,046	10,199,365
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	7.000%		01/15/19		3,990	4,144,612
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%		04/30/20		5,035	5,257,547
CSC Holdings LLC, Sr. Unsec’d. Notes(b)	7.875%		02/15/18		1,000	1,130,000
DISH DBS Corp., Gtd. Notes	4.250%		04/01/18		2,355	2,397,154
DISH DBS Corp., Gtd. Notes(b)	4.625%		07/15/17		5,000	5,149,375
DISH DBS Corp., Gtd. Notes	7.875%		09/01/19		1,900	2,144,625
Harron Communications LP/Harron Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $5,399,375; purchased 04/14/15-04/23/15)(c)(d)	9.125%		04/01/20		4,900	5,377,750

						38,118,391

Capital Goods — 6.3%
Anixter, Inc., Gtd. Notes(b)	5.625%		05/01/19		1,000	1,073,750
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $1,371,875; purchased 01/16/14-02/12/14)(b)(c)(d)	7.000%		02/01/19		1,350	1,377,135
Case New Holland Industrial, Inc., Gtd. Notes(b)	7.875%		12/01/17		2,000	2,205,000
Clean Harbors, Inc., Gtd. Notes(b)	5.250%		08/01/20		950	978,500
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $2,286,375; purchased 03/21/14-10/06/14)(b)(c)(d)	8.750%		12/15/19		2,100	2,131,500
Laureate Education, Inc., Gtd. Notes, 144A(b)	10.000%		09/01/19		3,900	3,802,500
Michael Baker International, Inc., Sr. Sec’d. Notes, 144A(b)	8.250%		10/15/18		4,725	4,606,875
Polymer Group, Inc., Sr. Sec’d. Notes(b)	7.750%		02/01/19		1,110	1,146,075
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A(b)	7.000%		05/15/18		6,950	7,036,875
SPX Corp., Gtd. Notes(b)	6.875%		09/01/17		5,205	5,673,450
Terex Corp., Gtd. Notes(b)	6.500%		04/01/20		5,850	6,113,250
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $6,120,000; purchased 07/28/14)(c)(d)	7.500%		02/15/19		6,000	6,180,000
WireCo WorldGroup, Inc., Gtd. Notes(b)	9.500%		05/15/17		3,200	2,816,000

						45,140,910

Chemicals — 3.7%
Axalta Coating Systems US Holdings Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A(b)	7.375%		05/01/21		10,853	11,775,505
Hexion US Finance Corp., Sr. Sec’d. Notes	8.875%		02/01/18		2,180	1,942,925
Koppers, Inc., Gtd. Notes(b)	7.875%		12/01/19		7,075	7,101,531
PolyOne Corp., Sr. Unsec’d. Notes(b)	7.375%		09/15/20		5,204	5,477,210

						26,297,171

Consumer — 2.4%
AA Bond Co. Ltd. (United Kingdom), Sec’d. Notes, RegS	9.500%		07/31/43	GBP	4,000	6,776,429
Jarden Corp., Gtd. Notes(b)	7.500%		05/01/17		1,320	1,456,950
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625%		12/15/20		1,405	1,478,762
Service Corp. International, Sr. Unsec’d. Notes(b)	7.000%		06/15/17		6,615	7,243,425

						16,955,566

Electric — 2.4%
AES Corp. (The), Sr. Unsec’d. Notes(b)	3.262	%(a)	06/01/19		2,000	2,000,000

DPL, Inc., Sr. Unsec’d. Notes	6.500%	10/15/16	219	229,950
Dynegy, Inc., Gtd. Notes, 144A(b)	6.750%	11/01/19	3,850	4,023,250
Mirant Mid Atlantic LLC, Series B, Pass-Through Trust, Pass-Through Certificates(b)	9.125%	06/30/17	626	664,928
NRG Energy, Inc., Gtd. Notes(b)	7.625%	01/15/18	5,734	6,350,405
NRG Energy, Inc., Gtd. Notes(b)	8.250%	09/01/20	2,750	2,901,250
NRG REMA LLC, Series B, Pass-Through Certificates (original cost $684,718; purchased 04/03/13-04/24/13)(c)(d)	9.237%	07/02/17	620	661,481

				16,831,264

Energy - Other — 2.1%
California Resources Corp., Gtd. Notes, 144A	5.000%	01/15/20	1,100	1,039,500
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	2,550	2,694,075
EP Energy LLC/EP Energy Finance, Inc., Gtd. Notes(b)	9.375%	05/01/20	1,000	1,070,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $5,424,300; purchased 03/15/13-03/18/13)(b)(c)(d)	8.000%	02/15/20	4,920	5,092,200
Kodiak Oil & Gas Corp., Gtd. Notes(b)	8.125%	12/01/19	3,500	3,714,200
PHI, Inc., Gtd. Notes(b)	5.250%	03/15/19	1,475	1,423,375

				15,033,350

Foods — 3.9%
Constellation Brands, Inc., Gtd. Notes(b)	3.875%	11/15/19	2,750	2,846,250
Constellation Brands, Inc., Gtd. Notes(b)	7.250%	09/01/16	1,100	1,179,640
Cott Beverages, Inc. (Canada), Gtd. Notes, 144A	6.750%	01/01/20	2,350	2,461,625
Diamond Foods, Inc., Gtd. Notes, 144A	7.000%	03/15/19	4,250	4,398,750
Landry’s, Inc., Gtd. Notes, 144A (original cost $8,514,375; purchased 11/20/14-04/24/15)(c)(d)	9.375%	05/01/20	7,925	8,479,750
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19	2,350	2,561,500
Smithfield Foods, Inc., Sr. Unsec’d. Notes	7.750%	07/01/17	1,507	1,672,770
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18	600	615,000
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d Notes (original cost $4,088,781; purchased 10/25/13-08/20/14)(b)(c)(d)	8.875%	12/15/17	3,725	3,915,906

				28,131,191

Gaming — 6.6%
Boyd Gaming Corp., Gtd. Notes(b)	9.125%	12/01/18	9,660	10,106,775
CCM Merger, Inc., Gtd. Notes, 144A (original cost $2,135,000; purchased 05/21/14)(c)(d)	9.125%	05/01/19	2,000	2,172,500
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	4.375%	11/01/18	2,370	2,452,950
Isle of Capri Casinos, Inc., Gtd. Notes	7.750%	03/15/19	3,500	3,644,375
MGM Resorts International, Gtd. Notes(b)	7.500%	06/01/16	3,750	3,953,906
MGM Resorts International, Gtd. Notes(b)	7.625%	01/15/17	6,889	7,404,297
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	3,000	3,453,750
MTR Gaming Group, Inc., Sec’d. Notes(b)	11.500%	08/01/19	6,200	6,680,500
Pinnacle Entertainment, Inc., Gtd. Notes(b)	8.750%	05/15/20	6,750	7,095,938

				46,964,991

Healthcare & Pharmaceutical — 10.7%
Acadia Healthcare Co., Inc., Gtd. Notes(b)	12.875%	11/01/18	2,650	2,941,500
Biomet, Inc., Gtd. Notes(b)	6.500%	08/01/20	2,500	2,646,875
Capella Healthcare, Inc., Gtd. Notes(b)	9.250%	07/01/17	1,500	1,545,000
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	1,825	1,861,500
CHS/Community Health Systems, Inc., Gtd. Notes(b)	8.000%	11/15/19	9,108	9,654,480
Emdeon, Inc., Gtd. Notes(b)	11.000%	12/31/19	7,500	8,212,500

HCA Holdings, Inc., Sr. Unsec’d. Notes(b)	7.750%	05/15/21	3,500	3,727,500
HCA, Inc., Gtd. Notes(b)	6.500%	02/15/16	2,500	2,590,625
HCA, Inc., Gtd. Notes(b)	8.000%	10/01/18	2,050	2,383,125
HCA, Inc., Sr. Sec’d. Notes(b)	3.750%	03/15/19	3,800	3,914,000
HCA, Inc., Sr. Sec’d. Notes(b)	4.250%	10/15/19	2,875	3,004,375
Kindred Healthcare, Inc., Gtd. Notes, 144A(b)	8.000%	01/15/20	3,525	3,802,770
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC, Gtd. Notes, 144A	4.875%	04/15/20	5,825	5,919,656
MedAssets, Inc., Gtd. Notes(b)	8.000%	11/15/18	5,319	5,545,057
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	6.250%	11/01/18	1,126	1,218,614
Tenet Healthcare Corp., Sr. Unsec’d Notes, 144A(b)	5.000%	03/01/19	9,775	9,713,906
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	5.375%	03/15/20	5,225	5,358,891
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	2,000	2,117,500

				76,157,874

Leisure — 0.3%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	1,650	1,829,355

Media & Entertainment — 4.2%
AMC Entertainment, Inc., Gtd. Notes(b)	9.750%	12/01/20	6,300	6,851,250
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	3,000	3,270,000
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $2,100,000; purchased 06/26/14)(c)(d)	7.500%	08/15/19	2,100	2,131,500
Carmike Cinemas, Inc., Sec’d. Notes	7.375%	05/15/19	2,700	2,851,740
Cinemark USA, Inc., Gtd. Notes(b)	7.375%	06/15/21	1,050	1,123,500
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	260	271,700
Crown Media Holdings, Inc., Gtd. Notes	10.500%	07/15/19	500	532,500
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	5,000	5,425,000
Gannett Co., Inc., Gtd. Notes	6.375%	09/01/15	850	861,688
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $3,749,250; purchased 07/30/13-04/20/15)(b)(c)(d)	5.000%	08/01/18	3,675	3,794,437
National CineMedia LLC, Sr. Unsec’d. Notes	7.875%	07/15/21	1,500	1,584,300
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	5.250%	11/15/19	1,200	1,236,000

				29,933,615

Metals — 2.8%
AK Steel Corp., Sr. Sec’d. Notes(b)	8.750%	12/01/18	8,450	8,957,000
Alcoa, Inc., Sr. Unsec’d. Notes(b)	6.750%	07/15/18	2,700	3,053,740
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes	5.950%	01/15/18	2,100	1,711,500
JMC Steel Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,442,250; purchased 10/07/14-11/26/14)(b)(c)(d)	8.250%	03/15/18	3,400	2,838,150
Peabody Energy Corp., Gtd. Notes(b)	6.000%	11/15/18	2,600	2,049,125
Steel Dynamics, Inc., Gtd. Notes(b)	6.125%	08/15/19	1,400	1,494,500

				20,104,015

Non-Captive Finance — 2.7%
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.875%	09/01/17	7,500	8,521,875
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20	1,575	1,508,063
OneMain Financial Holdings, Inc., Gtd. Notes, 144A(b)	6.750%	12/15/19	3,375	3,552,188
SLM Corp., Sr. Unsec’d. Notes, MTN(b)	8.450%	06/15/18	4,775	5,327,467

				18,909,593

Packaging — 2.3%
AEP Industries, Inc., Sr. Unsec’d. Notes(b)	8.250%	04/15/19	4,185	4,237,312
Beverage Packaging Holdings Luxembourg II SA (New Zealand), Gtd. Notes, 144A	6.000%	06/15/17	1,875	1,898,438
Greif, Inc., Sr. Unsec’d. Notes(b)	6.750%	02/01/17	865	921,225

Greif, Inc., Sr. Unsec’d. Notes(b)	7.750%		08/01/19	4,050	4,546,125
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A(b)	9.500%		08/15/19	2,525	2,550,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes	9.875%		08/15/19	750	799,219
Sealed Air Corp., Gtd. Notes, 144A	6.500%		12/01/20	1,260	1,401,750

					16,354,319

Pipelines & Other — 0.4%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $2,842,188; purchased 01/10/13-02/22/13)(b)(c)(d)	6.000%		01/15/19	2,850	3,028,125

Real Estate Investment Trusts — 0.9%
CTR Partnership LP/Caretrust Capital Corp., Gtd. Notes	5.875%		06/01/21	975	1,004,250
Felcor Lodging LP, Sr. Sec’d. Notes(b)	6.750%		06/01/19	5,510	5,709,738

					6,713,988

Retailers — 1.4%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A(b)	9.250%		08/01/19	6,250	6,640,625
Family Tree Escrow LLC, Sr. Unsec’d. Notes, 144A	5.250%		03/01/20	850	890,375
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000%		05/15/19	425	433,500
Petco Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $1,938,281; purchased 01/30/13)(b)(c)(d)	8.500%		10/15/17	1,875	1,931,250

					9,895,750

Technology — 11.8%
Ancestry.com, Inc., Gtd. Notes	11.000%		12/15/20	500	568,750
Brightstar Corp., Gtd. Notes, 144A (original cost $7,528,263; purchased 01/04/13-11/14/14)(b)(c)(d)	9.500%		12/01/16	7,030	7,319,987
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $2,770,643; purchased 07/26/13-11/13/13)(b)(c)(d)	7.250%		08/01/18	2,750	2,925,313
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	6.625%		06/01/20	6,355	6,506,249
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21	1,900	2,025,875
First Data Corp., Gtd. Notes(b)	12.625%		01/15/21	9,560	11,285,580
First Data Corp., Sr. Sec’d. Notes, 144A(b)	7.375%		06/15/19	4,500	4,674,375
First Data Corp., Sr. Sec’d. Notes, 144A(b)	8.875%		08/15/20	1,210	1,279,575
Freescale Semiconductor, Inc., Gtd. Notes	10.750%		08/01/20	5,370	5,786,175
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%		01/15/22	3,700	3,997,850
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A(b)	8.250%		12/15/17	3,250	3,282,500
Interactive Data Corp., Gtd. Notes, 144A	5.875%		04/15/19	7,990	8,069,900
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750%		01/15/19	3,320	3,569,000
SunGard Data Systems, Inc., Gtd. Notes(b)	6.625%		11/01/19	740	771,450
SunGard Data Systems, Inc., Gtd. Notes(b)	7.375%		11/15/18	11,211	11,659,440
SunGard Data Systems, Inc., Gtd. Notes	7.625%		11/15/20	300	317,250
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	8.125%		06/15/18	2,200	2,244,000
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	9.625%		06/15/18	7,715	7,772,862

					84,056,131

Telecommunications — 8.0%
CenturyLink, Inc., Sr. Unsec’d. Notes(b)	5.150%		06/15/17	695	728,847
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(b)	14.750%		12/01/16	2,500	2,981,250
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%		10/01/18	1,500	1,689,375
Level 3 Financing, Inc., Gtd. Notes	3.826	%(a)	01/15/18	1,270	1,279,525
Level 3 Financing, Inc., Gtd. Notes	7.000%		06/01/20	1,400	1,499,750

Level 3 Financing, Inc., Gtd. Notes(b)	8.125%	07/01/19	5,325	5,596,575
Level 3 Financing, Inc., Gtd. Notes(b)	8.625%	07/15/20	6,600	7,161,000
Qwest Capital Funding, Inc., Gtd. Notes	6.500%	11/15/18	4,000	4,340,000
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	8.375%	08/15/17	12,700	13,874,750
T-Mobile USA, Inc., Gtd. Notes(b)	6.464%	04/28/19	3,975	4,104,187
T-Mobile USA, Inc., Gtd. Notes	6.542%	04/28/20	1,375	1,450,556
T-Mobile USA, Inc., Gtd. Notes	6.625%	11/15/20	1,000	1,043,750
Windstream Corp., Gtd. Notes	7.750%	10/15/20	2,000	2,055,000
Windstream Holdings, Inc., Gtd. Notes(b)	7.875%	11/01/17	3,750	4,050,000
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125%	07/01/20	4,521	5,131,335

				56,985,900

Transportation — 2.9%
Hertz Corp. (The), Gtd. Notes(b)	4.250%	04/01/18	3,125	3,171,875
Hertz Corp. (The), Gtd. Notes(b)	6.750%	04/15/19	3,000	3,104,370
Hertz Corp. (The), Gtd. Notes(b)	7.500%	10/15/18	3,069	3,187,924
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $4,728,238; purchased 04/15/14-02/05/15)(b)(c)(d)	8.375%	12/15/18	4,430	4,618,275
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A(b)	7.875%	09/01/19	6,100	6,481,250

				20,563,694

TOTAL CORPORATE BONDS (cost $638,478,984)				635,864,140

FOREIGN BONDS — 40.9%
Argentina — 0.5%
YPF SA, Sr. Unsec’d. Notes, 144A	8.875%	12/19/18	3,230	3,411,689

Australia — 0.2%
FMG Resources (August 2006) Pty Ltd., Gtd. Notes, 144A	6.875%	02/01/18	700	724,500
FMG Resources (August 2006) Pty Ltd., Gtd. Notes, 144A	8.250%	11/01/19	972	848,070

				1,572,570

Brazil — 2.7%
Bertin SA/Bertin Finance Ltd., Gtd. Notes, 144A(b)	10.250%	10/05/16	1,980	2,164,110
Bertin SA/Bertin Finance Ltd., Gtd. Notes, RegS(b)	10.250%	10/05/16	6,000	6,557,910
JBS Finance II Ltd., Gtd. Notes, 144A	8.250%	01/29/18	2,646	2,729,375
JBS Finance II Ltd., Gtd. Notes, RegS	8.250%	01/29/18	750	773,633
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250%	02/10/22	3,325	3,654,175
Petrobras Global Finance BV, Gtd. Notes	2.000%	05/20/16	1,500	1,470,000
Petrobras Global Finance BV, Gtd. Notes	3.875%	01/27/16	2,000	2,003,240

				19,352,443

Canada — 4.6%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(b)	4.750%	04/15/19	1,525	1,517,375
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(b)	7.500%	03/15/18	6,375	6,834,000
Brookfield Residential Properties, Inc., Gtd. Notes, 144A	6.500%	12/15/20	2,100	2,199,750
Cascades, Inc., Gtd. Notes(b)	7.875%	01/15/20	2,100	2,184,000
Kissner Milling Co., Ltd., Sr. Sec’d. Notes, 144A (original cost $2,103,000; purchased 05/15/14-02/03/15)(c)(d)	7.250%	06/01/19	2,100	2,160,375
Lundin Mining Corp., Sr. Sec’d. Notes, 144A(b)	7.500%	11/01/20	7,075	7,429,457
NCSG Crane & Heavy Haul Services, Sec’d. Notes, 144A(b)	9.500%	08/15/19	1,925	1,284,938
Telesat Canada/Telesat LLC, Gtd. Notes, 144A(b)	6.000%	05/15/17	7,740	7,875,450
Tembec Industries, Inc., Sr. Sec’d. Notes, 144A	9.000%	12/15/19	1,250	1,275,000

				32,760,345

Colombia — 0.4%
Pacific Rubiales Energy Corp., Gtd. Notes, 144A(b)	7.250%		12/12/21		4,000	3,160,000

France — 3.3%
Alcatel-Lucent USA, Inc., Gtd. Notes, 144A(b)	4.625%		07/01/17		2,800	2,891,000
Alcatel-Lucent USA, Inc., Gtd. Notes, 144A	6.750%		11/15/20		2,150	2,316,625
Alcatel-Lucent USA, Inc., Gtd. Notes, 144A	8.875%		01/01/20		2,850	3,142,125
Dry Mix Solutions Investissements SAS, Sr. Sec’d. Notes, 144A(b)	4.277	%(a)	06/15/21	EUR	3,500	3,920,154
Financiere Quick SAS, Sr. Sec’d. Notes, 144A(b)	4.761	%(a)	04/15/19	EUR	1,525	1,558,237
Numericable Group SA, Sr. Sec’d. Notes, 144A(b)	4.875%		05/15/19		5,470	5,517,862
Picard Groupe SA, Sr. Sec’d. Notes, 144A	4.302	%(a)	08/01/19	EUR	825	930,984
THOM Europe SAS, Sr. Sec’d. Notes, 144A(b)	7.375%		07/15/19	EUR	2,500	2,947,484

						23,224,471

Germany — 4.2%
BMBG Bond Finance SCA, Sr. Sec’d. Notes, 144A	5.011	%(a)	10/15/20	EUR	4,800	5,434,625
Galapagos SA, Sr. Sec’d. Notes, 144A	4.777	%(a)	06/15/21	EUR	5,000	5,595,729
Schaeffler Finance BV, Gtd. Notes, 144A(b)	3.250%		05/15/19	EUR	2,000	2,293,423
Schaeffler Holding Finance BV, Sr. Sec’d. Notes, PIK, 144A	6.250%		11/15/19		1,450	1,544,250
Schaeffler Holding Finance BV, Sr. Sec’d. Notes, PIK, 144A(b)	6.875%		08/15/18		6,150	6,411,375
Schaeffler Holding Finance BV, Sr. Sec’d. Notes, PIK, 144A(b)	6.875%		08/15/18	EUR	1,900	2,227,714
Techem GmbH, Sr. Sec’d. Notes, MTN, RegS(b)	6.125%		10/01/19	EUR	3,000	3,574,877
ZF North America Capital, Inc., Gtd. Notes, 144A	4.000%		04/29/20		2,500	2,515,625

						29,597,618

Indonesia — 0.8%
Berau Capital Resources Pte Ltd., Sr. Sec’d. Notes, RegS	12.500%		07/08/15		6,410	3,487,040
TBG Global Pte Ltd., Gtd. Notes, 144A	4.625%		04/03/18		1,500	1,522,500
TBG Global Pte Ltd., Gtd. Notes, RegS	4.625%		04/03/18		500	507,500
Theta Capital Pte Ltd., Gtd. Notes, RegS	7.000%		05/16/19		350	365,412

						5,882,452

Ireland — 0.7%
Ardagh Packaging Finance PLC, Gtd. Notes, 144A	9.125%		10/15/20		500	537,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes, 144A	6.250%		01/31/19		400	408,000
Smurfit Kappa Acquisitions, Sr. Sec’d. Notes, 144A	4.875%		09/15/18		4,038	4,239,900

						5,185,400

Italy — 1.9%
GCL Holdings SCA, Sec’d. Notes, RegS	9.375%		04/15/18	EUR	1,400	1,639,587
Telecom Italia Capital SA, Gtd. Notes	6.999%		06/04/18		6,175	6,885,125
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A	4.011	%(a)	07/15/20	EUR	2,000	2,242,895
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A	6.500%		04/30/20		2,600	2,762,500

						13,530,107

Luxembourg — 5.7%
Altice Financing SA, Sr. Sec’d. Notes, 144A	7.875%		12/15/19		1,700	1,806,335
ArcelorMittal, Sr. Unsec’d. Notes	5.250%		02/25/17		4,300	4,473,720
ArcelorMittal, Sr. Unsec’d. Notes	6.125%		06/01/18		9,100	9,714,250
ConvaTec Finance International SA, Sr. Unsec’d. Notes, PIK, 144A	8.250%		01/15/19		1,275	1,286,156
ConvaTec Healthcare E SA, Gtd. Notes, RegS	10.875%		12/15/18	EUR	3,570	4,239,072
ConvaTec Healthcare E SA, Sr. Sec’d. Notes, RegS	7.375%		12/15/17	EUR	5,000	5,817,773
GCS Holdco Finance I SA, Sr. Sec’d. Notes, RegS	6.500%		11/15/18	EUR	1,287	1,511,946

Intelsat Jackson Holdings SA, Gtd. Notes	7.250%		04/01/19		6,209	6,434,076
Intelsat Jackson Holdings SA, Gtd. Notes	7.250%		10/15/20		2,000	2,062,250
Telenet Finance Luxembourg SCA, Sr. Sec’d. Notes, RegS	6.375%		11/15/20	EUR	3,000	3,536,981

						40,882,559

Mexico — 1.1%
Cemex Espana Luxembourg, Sr. Sec’d. Notes, 144A(b)	9.875%		04/30/19		4,000	4,417,520
Cemex Espana SA, Sr. Sec’d. Notes, RegS	9.875%		04/30/19		1,500	1,656,570
Cemex SAB de CV, Sr. Sec’d. Notes, 144A	6.500%		12/10/19		1,315	1,410,338

						7,484,428

Netherlands — 2.9%
Carlson Wagonlit BV, Sr. Sec’d. Notes, 144A (original cost $3,016,933; purchased 04/07/14)(b)(c)(d)	7.500%		06/15/19	EUR	2,000	2,386,058
Hydra Dutch Holdings 2 BV, Sr. Sec’d. Notes, RegS	5.511	%(a)	04/15/19	EUR	1,072	1,107,401
NXP BV/NXP Funding LLC, Gtd. Notes, 144A(b)	3.750%		06/01/18		1,600	1,644,000
UPCB Finance III Ltd., Sr. Sec’d. Notes, 144A	6.625%		07/01/20		15,000	15,596,250

						20,733,709

Peru — 0.7%
Corp. Pesquera Inca SAC, Gtd. Notes, 144A	9.000%		02/10/17		2,291	2,289,855
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, RegS	1.390	%(e)	05/31/18		3,012	2,886,967

						5,176,822

Poland — 1.8%
Eileme 2 AB, Sec’d. Notes, RegS	11.625%		01/31/20		1,000	1,119,500
Eileme 2 AB, Sr. Sec’d. Notes, RegS	11.750%		01/31/20	EUR	7,400	9,357,790
TVN Finance Corp. III AB, Gtd. Notes, RegS	7.875%		11/15/18	EUR	1,666	1,947,517

						12,424,807

Russia — 2.9%
Evraz Group SA, Sr. Unsec’d. Notes, 144A	7.400%		04/24/17		3,000	2,940,000
Evraz Group SA, Sr. Unsec’d. Notes, RegS	7.400%		04/24/17		500	490,000
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A	4.300%		11/12/15		1,500	1,501,875
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A	8.146%		04/11/18		2,000	2,120,000
Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes, RegS	3.755%		03/15/17	EUR	2,000	2,221,112
Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes, RegS	5.092%		11/29/15		500	503,333
Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes, RegS	6.212%		11/22/16		1,000	1,023,462
Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes, RegS	8.146%		04/11/18		815	863,900
Lukoil International Finance BV, Gtd. Notes, RegS	3.416%		04/24/18		750	706,125
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	3.500%		01/16/19		1,400	1,371,300
Severstal OAO Via Steel Capital SA, Sr. Unsec’d. Notes, RegS	4.450%		03/19/18		1,500	1,423,710
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A	9.125%		04/30/18		2,200	2,323,200
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, RegS	9.125%		04/30/18		2,175	2,296,800
VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes, RegS	6.000%		04/12/17		1,000	988,580

						20,773,397

Spain — 0.5%
Abengoa Finance SAU, Gtd. Notes, RegS(b)	8.875%		02/05/18	EUR	1,200	1,415,385
Gestamp Funding Luxembourg SA, Sr. Sec’d. Notes, 144A	5.625%		05/31/20		2,000	2,070,000

						3,485,385

Sweden — 0.2%
Bravida Holding AB, Sr. Sec’d. Notes, 144A	5.027	%(a)	06/15/19	EUR	1,200	1,351,464

Switzerland — 0.5%
Gategroup Finance SA, Gtd. Notes, MTN, RegS	6.750%		03/01/19	EUR	3,000	3,520,138

United Kingdom — 4.8%
Elli Finance UK PLC, Sr. Sec’d. Notes, RegS(b)	8.750%		06/15/19	GBP	2,050	3,143,366
Fiat Chrysler Automobiles NV, Sr. Unsec’d. Notes, 144A	4.500%		04/15/20		1,275	1,283,287
Fiat Finance & Trade SA, Ser. G, Gtd. Notes, MTN, RegS	6.375%		04/01/16	EUR	6,000	7,042,972
Gala Group Finance PLC, Sr. Sec’d. Notes, RegS(b)	8.875%		09/01/18	GBP	1,319	2,114,959
Galaxy Bidco Ltd., Sr. Sec’d. Notes, 144A	5.563	%(a)	11/15/19	GBP	2,450	3,751,324
Iceland Bondco PLC, Sr. Sec’d. Notes, 144A	4.822	%(a)	07/15/20	GBP	1,074	1,384,807
IDH Finance PLC, Sr. Sec’d. Notes, 144A(b)	5.562	%(a)	12/01/18	GBP	1,700	2,596,436
IDH Finance PLC, Sr. Sec’d. Notes, MTN, 144A(b)	6.000%		12/01/18	GBP	1,500	2,342,779
Innovia Group Finance PLC, Sr. Sec’d. Notes, 144A(b)	5.027	%(a)	03/31/20	EUR	2,000	2,223,245
Jaguar Land Rover Automotive PLC, Gtd. Notes, 144A	4.250%		11/15/19		1,350	1,387,125
Jerrold Finco PLC, Sr Secured, 144A	9.750%		09/15/18	GBP	2,000	3,353,953
Priory Group No. 3 PLC, Sr. Sec’d. Notes, RegS(b)	7.000%		02/15/18	GBP	2,265	3,606,675

						34,230,928

Venezuela — 0.5%
Petroleos de Venezuela SA, Gtd. Notes, RegS	8.500%		11/02/17		4,400	3,403,400

TOTAL FOREIGN BONDS (cost $313,414,957)						291,144,132

TOTAL LONG-TERM INVESTMENTS (cost $994,293,135)						966,547,423

TOTAL INVESTMENTS — 135.6% (cost $994,293,135)(f)						966,547,423
Liabilities in excess of other assets(g) — (35.6)%						(253,930,530)

NET ASSETS — 100.0%						$712,616,893

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
MTN	Medium Term Note
PIK	Payment-in-Kind
EUR	Euro
GBP	British Pound

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2015.
(b)	Represents security, or portion thereof, with an aggregate value of $554,841,625 segregated as collateral for amount of $275,000,000 borrowed and outstanding as of April 30, 2015.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $70,243,845. The aggregate value of $68,521,692 is approximately 9.6% of net assets.

(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(f)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$1,009,890,877

Appreciation	5,079,110
Depreciation	(48,422,564)

Net Unrealized Depreciation	$(43,343,454)

The book basis may differ from tax basis due to certain tax-related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)(2)
British Pound,
Expiring 05/05/15	Goldman Sachs & Co.	GBP	27,070	$41,170,914	$41,550,027	$379,113
Expiring 05/05/15	JPMorgan Chase	GBP	1,519	2,264,077	2,331,840	67,763
Expiring 06/02/15	Bank of America	GBP	355	544,977	544,920	(57)
Euro,
Expiring 05/04/15	UBS AG	EUR	1,007	1,130,847	1,131,040	193
Expiring 05/05/15	Bank of America	EUR	3,962	4,353,019	4,449,272	96,253
Expiring 05/05/15	Bank of America	EUR	14,549	15,833,987	16,337,032	503,045
Expiring 05/05/15	Barclays Capital Group	EUR	14,549	15,833,986	16,337,031	503,045
Expiring 05/05/15	Citigroup Global Markets	EUR	212	227,391	237,783	10,392
Expiring 05/05/15	Citigroup Global Markets	EUR	14,549	15,834,859	16,337,031	502,172
Expiring 05/05/15	Goldman Sachs & Co.	EUR	14,549	15,834,859	16,337,031	502,172
Expiring 05/05/15	JPMorgan Chase	EUR	14,549	15,833,986	16,337,031	503,045
Expiring 05/05/15	UBS AG	EUR	3,001	3,201,120	3,369,576	168,456
Expiring 05/05/15	UBS AG	EUR	14,549	15,833,986	16,337,031	503,045
Expiring 06/02/15	Deutsche Bank AG	EUR	857	941,522	963,217	21,695

				$148,839,530	$152,599,862	$3,760,332

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)(2)
British Pound,
Expiring 05/05/15	Bank of America	GBP	355	$544,977	$544,922	$55
Expiring 05/05/15	Barclays Capital Group	GBP	622	923,556	955,151	(31,595)
Expiring 05/05/15	Goldman Sachs & Co.	GBP	26,501	39,323,870	40,677,141	(1,353,271)
Expiring 05/05/15	JPMorgan Chase	GBP	1,466	2,203,937	2,249,576	(45,639)
Expiring 06/02/15	Goldman Sachs & Co.	GBP	27,070	41,163,605	41,541,759	(378,154)
Euro,
Expiring 05/05/15	Bank of America	EUR	18,317	20,008,293	20,568,926	(560,633)
Expiring 05/05/15	Barclays Capital Group	EUR	18,317	20,009,026	20,568,926	(559,900)
Expiring 05/05/15	Citigroup Global Markets	EUR	18,317	20,008,586	20,568,926	(560,340)
Expiring 05/05/15	Goldman Sachs & Co.	EUR	18,317	20,008,660	20,568,926	(560,266)
Expiring 05/05/15	JPMorgan Chase	EUR	18,317	20,008,660	20,568,926	(560,266)
Expiring 05/05/15	JPMorgan Chase	EUR	2,880	3,128,049	3,234,187	(106,138)
Expiring 06/02/15	Bank of America	EUR	14,549	15,839,472	16,343,198	(503,726)
Expiring 06/02/15	Barclays Capital Group	EUR	14,549	15,840,024	16,343,198	(503,174)
Expiring 06/02/15	Barclays Capital Group	EUR	1,271	1,424,556	1,427,658	(3,102)

Expiring 06/02/15	Citigroup Global Markets	EUR	14,549	15,840,592	16,343,198	(502,606)
Expiring 06/02/15	Goldman Sachs & Co.	EUR	14,549	15,840,824	16,343,197	(502,373)
Expiring 06/02/15	JPMorgan Chase	EUR	14,549	15,839,878	16,343,197	(503,319)
Expiring 06/02/15	UBS AG	EUR	14,549	15,839,922	16,343,197	(503,275)
Expiring 06/02/15	UBS AG	EUR	1,007	1,131,241	1,131,543	(302)

				$284,927,728	$292,665,752	(7,738,024)

						$(3,977,692)

(1)	Cash of $1,540,000 has been segregated to cover requirements for open forward foreign currency contracts as of April 30, 2015.
(2)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of April 30, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$39,539,151	$—
Corporate Bonds	—	620,062,412	15,801,728
Foreign Bonds	—	291,144,132	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(3,977,692)	—

Total	$—	$946,768,003	$15,801,728

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds
Balance as of 7/31/14	$9,092,978	$836,409
Realized gain (loss)	314,661	—
Change in unrealized appreciation (depreciation)**	(496,514)	(3,667)
Purchases	—	15,139,300
Sales	(8,914,874)	(146)
Accrued discount/premium	3,749	—
Transfers into Level 3	—	666,241
Transfers out of Level 3	—	(836,409)

Balance as of 4/30/15	$—	$15,801,728

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, $(3,667) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2015	Valuation Methodology	Unobservable Inputs
Corporate Bonds	$15,801,728	Market Approach	Single Broker Indicative Quote

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Corporate Bonds	$836,409	L3 to L2	Single Broker Quote to Evaluated Bid
Corporate Bonds	666,241	L2 to L3	Evaluated Bid to Single Broker Quote

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 17, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date June 17, 2015

*	Print the name and title of each signing officer under his or her signature.